INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	$ 17,835
Balance at end of the period	22,354	$ 17,835
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	58,198	45,070
Additions	17,010	13,128
Balance at end of the period	75,208	58,198
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	(40,363)	(30,657)
Amortization	12,491	9,706
Balance at end of the period	(52,854)	(40,363)
Net book value [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	17,835
Balance at end of the period	$ 22,354	$ 17,835